Government Grants	6 Months Ended
Jun. 30, 2023
Government Grants [Abstract]
GOVERNMENT GRANTS

NOTE 16. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the six months ended June 30, 2023 and 2022 and recognized as research grant revenue were as follows:

	Six months ended
	June 30,
Research and Development Projects	2023	2022
Rapid detection of antibody-based pathogens	$-	$19,072
Multi-marker test for the early detection of pancreatic cancer	28,117	50,037
	$28,117	$69,109

As of June 30, 2023 and December 31, 2022, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $35,852 and $81,706, respectively. Grant income is included as Other Income in the condensed interim consolidated statements of profit and loss.